5 Risk management (Details 2) ¥ in Thousands, R$ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 BRL (R$) R$ / $ R$ / ¥ Number	Dec. 31, 2020 USD ($) R$ / $ R$ / ¥ Number	Dec. 31, 2020 JPY (¥) R$ / $ R$ / ¥ Number	Dec. 31, 2019 R$ / $ R$ / ¥
USD
Summary of risk management [Line Items]
Exchange rate estimated according to the scenario | R$ / $		5.1967	5.1967	5.1967	4.0307
Yen
Summary of risk management [Line Items]
Exchange rate estimated according to the scenario | R$ / ¥		0.05043	0.05043	0.05043	0.03715
Scenario I (probable) [member]
Summary of risk management [Line Items]
Total effect on net financial result in R$ - gain/(loss) | R$	[1]	R$ (10,492)
Scenario I (probable) [member] | USD
Summary of risk management [Line Items]
Net currency exposure | $	[1]		$ 167,479
Currency rate	[1]	5.1967	5.1967	5.1967
Exchange rate estimated according to the scenario	[1]	5.0000	5.0000	5.0000
Differences between the rates	[1]	0.1967	0.1967	0.1967
Effect on net financial result R$ - gain/(loss) | $	[1]		$ 32,943
Scenario I (probable) [member] | Yen
Summary of risk management [Line Items]
Net currency exposure | ¥	[1]			¥ 52,969,560
Currency rate	[1]	0.05043	0.05043	0.05043
Exchange rate estimated according to the scenario	[1]	0.05125	0.05125	0.05125
Differences between the rates	[1]	(0.00082)	(0.00082)	(0.00082)
Effect on net financial result R$ - gain/(loss) | ¥	[1]			¥ (43,435)
Scenario II (+25%) [member]
Summary of risk management [Line Items]
Total effect on net financial result in R$ - gain/(loss) | R$		R$ (898,381)
Scenario II (+25%) [member] | USD
Summary of risk management [Line Items]
Net currency exposure | $			$ 167,479
Currency rate		5.1967	5.1967	5.1967
Exchange rate estimated according to the scenario		6.2500	6.2500	6.2500
Differences between the rates		(1.0533)	(1.0533)	(1.0533)
Effect on net financial result R$ - gain/(loss) | $			$ (176,406)
Scenario II (+25%) [member] | Yen
Summary of risk management [Line Items]
Net currency exposure | ¥				¥ 52,969,560
Currency rate		0.05043	0.05043	0.05043
Exchange rate estimated according to the scenario		0.06406	0.06406	0.06406
Differences between the rates		(0.01363)	(0.01363)	(0.01363)
Effect on net financial result R$ - gain/(loss) | ¥				¥ (721,975)
Scenario III (+50%) [member]
Summary of risk management [Line Items]
Total effect on net financial result in R$ - gain/(loss) | R$		R$ (1,786,269)
Scenario III (+50%) [member] | USD
Summary of risk management [Line Items]
Net currency exposure | $			$ 167,479
Currency rate		5.1967	5.1967	5.1967
Exchange rate estimated according to the scenario		7.5000	7.5000	7.5000
Differences between the rates		(2.3033)	(2.3033)	(2.3033)
Effect on net financial result R$ - gain/(loss) | $			$ (385,754)
Scenario III (+50%) [member] | Yen
Summary of risk management [Line Items]
Net currency exposure | ¥				¥ 52,969,560
Currency rate		0.05043	0.05043	0.05043
Exchange rate estimated according to the scenario		0.07687	0.07687	0.07687
Differences between the rates		(0.02644)	(0.02644)	(0.02644)
Effect on net financial result R$ - gain/(loss) | ¥				¥ (1,400,515)

[1]	For the probable scenario in US dollar, the exchange rate estimated for December 31, 2021 was used, pursuant to the BACEN Focus Report of December 31, 2020. For the Yen, the exchange estimated for December 31, 2021 was used, according to B3's Reference Rates report of December 31, 2020.